Disposal and discontinued operations	12 Months Ended
Dec. 31, 2011
Disposal and discontinued operations

5 Disposal and discontinued operations

On December 29, 2008, the Group entered into a sale and purchase agreement to dispose of its then information technology operations undertaken by its then subsidiary Jingle Technology Co., Ltd. and its subsidiaries (collectively, “Jingle Group ) to an independent third party, for a cash consideration of Rmb176. The transaction was completed in February 2009.

As of the disposal date (February 2009), the assets and liabilities held by Jingle Group are as follows:

2009
Rmb
Net assets disposed of (excluding cash and cash equivalents):
Trade accounts receivable, net	288
Inventories—merchandise for resale	42
Value added tax and business tax recoverable	279
Prepaid expenses and other assets	298
Property, plant and equipment, net	49
Trade accounts payable	(94)
Tax payable	25
Other liabilities and accrued expenses	(2,027)
Accumulated other comprehensive loss	(4,250)

(5,390)

Gain on disposal of Jingle Group	4,560

(830)

Discharged by:
Consideration received	176
Cash and cash equivalents disposed	(1,006)

(830)

In accordance with ASC360-10-35 (formerly refer to SFAS No. 144, “Accounting for the Impairment or Disposal of Long-Lived Assets”), the financial results of the Jingle Group and IT Operations are reported as discontinued operations for all the years presented. The financial results included in discontinued operations were as follows:

2009
Rmb Jingle Group
Revenues	4
Cost of sales	(2)

Gross profit	2
Selling expenses	(182)
General and administrative expenses	(153)

Operating loss	(333)
Other income	—
Profit on disposal of subsidiaries	4,560

Profit from operations before income tax expenses	4,227
Income tax expenses	—

Profit from operations	4,227

Carrying amounts of total assets and liabilities included as part of the disposal group were as follows:
Total assets	1,962
Total liabilities	(6,346)